Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries and Consolidated VIEs
As of December 31, 2021, the Company’s major subsidiaries and consolidated VIEs are as follows:

Name of Company	Place of incorporation	Date of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries
Full Truck Alliance (HK) Limited (“FTA HK”)	Hong Kong	January 7, 2016	100%	Investment holding
Lucky Logistics Information Limited (“Lucky Logistics”)	Hong Kong	April 8, 2014	100%	Investment holding
FTA Information Consulting Co., Ltd (“FTA Information”, “WOFE”)	PRC	April 20, 2016	100%	Providing technology development and other services
Jiangsu Manyun Logistics Information Co., Limited (“Jiangsu Manyun”, “WOFE”)	PRC	August 29, 2014	100%	Technology development and other services
VIEs
Guizhou FTA Logistics Technology Co., Ltd. (“Guizhou FTA”)	PRC	January 14, 2021	100%	Research and development
Guiyang Shan’en Technology Co., Ltd. (“Shan’en Technology”)	PRC	September 19, 2016	100%	Freight matching services
Jiangsu Manyun Software Technology Co. Ltd. (“Manyun Software”)	PRC	October 20, 2016	100%	Freight matching services and value added services
VIEs’ subsidiaries
Shanghai Xiwei Information Consulting Co., Limited (“Shanghai Xiwei”)	PRC	August 1, 2013	100%	Technology development and other services
Beijing Yunmanman Technology Co., Limited (“Beijing Yunmanman”)	PRC	March 21, 2014	100%	Technology development and other services
Chengdu Yunli Technology Co., Ltd. (“Chengdu Yunli”)	PRC	January 21, 2011	100%	Credit solution services
Guiyang Shan’en Insurance Brokerage Co., Ltd (“Shan’en Insurance”)	PRC	May 9, 2017	100%	Insurance services
Nanjing Manyun Software Information Consulting Co., Ltd. (“Nanjing Manyun”)	PRC	October 12, 2021	100%	Investment holding
Hainan Manyun Software Technology Co., Ltd. (“Hainan Manyun”)	PRC	May 9, 2020	100%	Freight matching services

Name of Company	Place of incorporation	Date of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Guiyang Huochebang Technology Co., Limited (“Guiyang Huochebang”)	PRC	March 11, 2014	100%	Value added services
Guizhou Huochebang Micro-finance Co., Ltd. (“Huochebang Microfinance”)	PRC	December 20, 2016	100%	Credit solution services
Guizhou Huochebang Network Information Service Co., Ltd. (“Huochebang Network”)	PRC	March 18, 2016	100%	Investment holding